Derivative Instruments and Hedging Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments and hedging activity for the period [Abstract]
Impact of foreign exchange rates on debt instruments recorded in Other Comprehensive Income	$ 2.5	$ 6.0
Foreign Exchange Forward [Member] | Cash Flow Hedging [Member] | Other Liabilities [Member]
Derivative instruments and hedging activity for the period [Abstract]
Derivative, fair value	27.9	10.1
Foreign Currency Denominated Debt [Member] | Net Investment Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Carrying value of foreign denominated debt	$ 98.9	$ 106.5